JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

July 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds listed on Appendix A except for the JPMorgan Core Bond Fund Class T Shares and the Statement of Additional Information for the JPMorgan Core Bond Fund Class T Shares do not differ from the Prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 281 (Amendment 282 under the Investment Company Act of 1940) filed electronically on June 28, 2018.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

July 5, 2018	JPMorgan Trust II

Appendix A

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund